Segmental analysis - Segmental revenue and profit (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Segmental revenue and profit
Revenue	€ 21,796	€ 23,075
Adjusted EBITDA	6,873	7,385
Impact of adoption of IFRS 15
Segmental revenue and profit
Revenue	749
Adjusted EBITDA	(205)
Impact of adoption of IFRS 15 | Group revenue
Segmental revenue and profit
Revenue	(749)
Europe
Segmental revenue and profit
Revenue	16,042
Adjusted EBITDA	5,350	5,583
Service revenue	14,005
Equipment revenue	1,778
Revenue from contracts with customers	15,783
Interest income	58
Other revenue	201
Europe | Segment revenue
Segmental revenue and profit
Revenue	16,751	16,863
Europe | Intra-region revenue
Segmental revenue and profit
Revenue	(65)
Inter/Intra regional revenue	(65)	(88)
Service revenue	(62)
Revenue from contracts with customers	(62)
Other revenue	(3)
Europe | Regional revenue
Segmental revenue and profit
Revenue	16,686	16,775
Europe | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(40)	(18)
Europe | Group revenue
Segmental revenue and profit
Revenue	16,646	16,757
Germany
Segmental revenue and profit
Revenue	5,116
Adjusted EBITDA	2,078	1,929
Service revenue	4,586
Equipment revenue	443
Revenue from contracts with customers	5,029
Interest income	14
Other revenue	73
Germany | Segment revenue
Segmental revenue and profit
Revenue	5,451	5,277
Germany | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(12)	(13)
Germany | Regional revenue
Segmental revenue and profit
Revenue	5,439	5,264
Germany | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(14)	(10)
Germany | Group revenue
Segmental revenue and profit
Revenue	5,425	5,254
Italy
Segmental revenue and profit
Revenue	2,898
Adjusted EBITDA	1,080	1,200
Service revenue	2,512
Equipment revenue	351
Revenue from contracts with customers	2,863
Other revenue	35
Italy | Segment revenue
Segmental revenue and profit
Revenue	2,915	3,107
Italy | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(12)	(17)
Italy | Regional revenue
Segmental revenue and profit
Revenue	2,903	3,090
Italy | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(4)	(1)
Italy | Group revenue
Segmental revenue and profit
Revenue	2,899	3,089
UK
Segmental revenue and profit
Revenue	3,131
Adjusted EBITDA	801	930
Service revenue	2,554
Equipment revenue	517
Revenue from contracts with customers	3,071
Interest income	25
Other revenue	35
UK | Segment revenue
Segmental revenue and profit
Revenue	3,397	3,515
UK | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(8)	(10)
UK | Regional revenue
Segmental revenue and profit
Revenue	3,389	3,505
UK | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(7)	(1)
UK | Group revenue
Segmental revenue and profit
Revenue	3,382	3,504
Spain
Segmental revenue and profit
Revenue	2,409
Adjusted EBITDA	542	751
Service revenue	2,162
Equipment revenue	205
Revenue from contracts with customers	2,367
Interest income	9
Other revenue	33
Spain | Segment revenue
Segmental revenue and profit
Revenue	2,421	2,512
Spain | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(14)	(21)
Spain | Regional revenue
Segmental revenue and profit
Revenue	2,407	2,491
Spain | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue		(1)
Spain | Group revenue
Segmental revenue and profit
Revenue	2,407	2,490
Other Europe
Segmental revenue and profit
Revenue	2,553
Adjusted EBITDA	849	773
Service revenue	2,253
Equipment revenue	262
Revenue from contracts with customers	2,515
Interest income	10
Other revenue	28
Other Europe | Segment revenue
Segmental revenue and profit
Revenue	2,567	2,452
Other Europe | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(19)	(27)
Other Europe | Regional revenue
Segmental revenue and profit
Revenue	2,548	2,425
Other Europe | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(15)	(5)
Other Europe | Group revenue
Segmental revenue and profit
Revenue	2,533	2,420
AMAP
Segmental revenue and profit
Revenue	5,177
Adjusted EBITDA	1,732	1,853
Service revenue	4,189
Equipment revenue	885
Revenue from contracts with customers	5,074
Interest income	9
Other revenue	94
AMAP | Segment revenue
Segmental revenue and profit
Revenue	5,283	5,699
AMAP | Regional revenue
Segmental revenue and profit
Revenue	5,283	5,699
AMAP | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(11)	(14)
AMAP | Group revenue
Segmental revenue and profit
Revenue	5,272	5,685
Vodacom
Segmental revenue and profit
Revenue	2,718
Adjusted EBITDA	1,066	1,063
Service revenue	2,199
Equipment revenue	431
Revenue from contracts with customers	2,630
Interest income	6
Other revenue	82
Vodacom | Segment revenue
Segmental revenue and profit
Revenue	2,824	2,799
Vodacom | Regional revenue
Segmental revenue and profit
Revenue	2,824	2,799
Vodacom | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(3)
Vodacom | Group revenue
Segmental revenue and profit
Revenue	2,821	2,799
Other AMAP
Segmental revenue and profit
Revenue	2,459
Adjusted EBITDA	666	790
Service revenue	1,990
Equipment revenue	454
Revenue from contracts with customers	2,444
Interest income	3
Other revenue	12
Other AMAP | Segment revenue
Segmental revenue and profit
Revenue	2,459	2,900
Other AMAP | Regional revenue
Segmental revenue and profit
Revenue	2,459	2,900
Other AMAP | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(8)	(14)
Other AMAP | Group revenue
Segmental revenue and profit
Revenue	2,451	2,886
Common Functions
Segmental revenue and profit
Revenue	737
Adjusted EBITDA	(4)	(51)
Service revenue	300
Equipment revenue	13
Revenue from contracts with customers	313
Interest income	2
Other revenue	422
Common Functions | Segment revenue
Segmental revenue and profit
Revenue	736	675
Common Functions | Regional revenue
Segmental revenue and profit
Revenue	736	675
Common Functions | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(109)	(42)
Common Functions | Group revenue
Segmental revenue and profit
Revenue	627	633
Group (IAS 18 basis)
Segmental revenue and profit
Adjusted EBITDA	7,078
Group (IAS 18 basis) | Segment revenue
Segmental revenue and profit
Revenue	22,770
Group (IAS 18 basis) | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(65)
Group (IAS 18 basis) | Regional revenue
Segmental revenue and profit
Revenue	22,705
Group (IAS 18 basis) | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(160)
Group (IAS 18 basis) | Group revenue
Segmental revenue and profit
Revenue	22,545
Group (IFRS 15 basis)
Segmental revenue and profit
Revenue	21,796
Adjusted EBITDA	6,873
Service revenue	18,440
Equipment revenue	2,676
Revenue from contracts with customers	21,116
Interest income	69
Other revenue	611
Group (IFRS 15 basis) | Inter-region revenue
Segmental revenue and profit
Revenue	(160)
Service revenue	(54)
Revenue from contracts with customers	(54)
Other revenue	(106)
Group (IFRS 15 basis) | Group revenue
Segmental revenue and profit
Revenue	€ 21,796
Group
Segmental revenue and profit
Adjusted EBITDA		7,385
Group | Segment revenue
Segmental revenue and profit
Revenue		23,237
Group | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue		(88)
Group | Regional revenue
Segmental revenue and profit
Revenue		23,149
Group | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue		(74)
Group | Group revenue
Segmental revenue and profit
Revenue		€ 23,075